Goodwill And Intangible Assets, Net (Components Of Intangible Assets, Net) (Details) (USD $)	12 Months Ended																	3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Acquired Technology And IPR&D [Member]		Dec. 31, 2010 Acquired Technology And IPR&D [Member]		Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2010 Customer Relationships [Member]	Dec. 31, 2011 Non-Compete Agreements [Member]	Dec. 31, 2010 Non-Compete Agreements [Member]	Dec. 31, 2011 Trademarks And Trade Names [Member]		Dec. 31, 2010 Trademarks And Trade Names [Member]		Dec. 31, 2011 ScriptLogic [Member] Trademarks And Trade Names [Member]	Dec. 31, 2010 ScriptLogic [Member] Trademarks And Trade Names [Member]	Dec. 31, 2011 ScriptLogic [Member] Trade Name [Member]	Dec. 31, 2011 PacketTrap [Member] Trademarks And Trade Names [Member]	Dec. 31, 2010 PacketTrap [Member] Trademarks And Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 402,262,000	$ 266,355,000		$ 244,680,000	[1]	$ 164,816,000	[1]	$ 122,918,000	$ 74,318,000	$ 15,068,000	$ 13,919,000	$ 19,596,000	[2]	$ 13,302,000	[2]
Accumulated amortization of intangible assets	(251,876,000)	(203,570,000)		(157,944,000)	[1]	(133,591,000)	[1]	(67,193,000)	(50,639,000)	(13,896,000)	(13,201,000)	(12,843,000)	[2]	(6,139,000)	[2]
Net	150,386,000	62,785,000		86,736,000	[1]	31,225,000	[1]	55,725,000	23,679,000	1,172,000	718,000	6,753,000	[2]	7,163,000	[2]
Acquired indefinite-lived intangible asset																6,200,000	6,200,000		800,000	800,000
Impairment losses on intangible assets	$ 8,951,000																	$ 6,200,000

[1]	IPR&D projects were identified and valued related to our acquisitions. These projects are continually assessed for impairment. Upon completion, these projects will be amortized over their estimated useful life.
[2]	Trademarks and trade names include $6.2 million and $0.8 million in trade names related to our acquisition of ScriptLogic and PacketTrap, respectively, that each have an indefinite useful life, and as such are not being amortized. In 2011, the $6.2 million trade name related to ScriptLogic became impaired (please refer to discussion below).